Basis of Presentation and Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended
	Oct. 31, 2013	Sep. 26, 2012	Dec. 31, 2013 Number	Dec. 31, 2012	Jun. 30, 2014	Mar. 28, 2014 The Reserve at Creekside Village [Member]	Dec. 31, 2013 Minimum [Member]	Sep. 26, 2012 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Sep. 26, 2012 Maximum [Member]	Dec. 31, 2013 Building [Member] Minimum [Member]	Dec. 31, 2013 Building [Member] Maximum [Member]	Dec. 31, 2013 Building Improvements [Member]	Dec. 31, 2013 Land Improvements [Member]	Dec. 31, 2013 Furniture and Fixtures [Member] Minimum [Member]	Dec. 31, 2013 Furniture and Fixtures [Member] Maximum [Member]	Dec. 31, 2013 In-Place Leases [Member]
Accounting Policies [Line Items]
Selling Commissions and Dealer Manager Fees Percentage Rate Range Maximum			7.00%
Selling Commissions and Dealer Manager Fees Percentage Rate Range Minimum			2.60%
Selling Commissions and Dealer Manager Fees			$ 2,137,994	$ 1,994,749
SEC Schedule III, Real Estate and Accumulated Depreciation, Life Used for Depreciation											30 years	35 years	15 years	15 years	5 years	7 years	6 years
Taxable Income Percentage			90.00%
Acquisition Fee Percentage Of Purchase Price								1.75%		2.50%
Acquisition and Disposition Fees			274,411	3,426,267
Asset Management Fee Percent Fee Description		On September 26, 2012, the Company amended its advisory agreement to decrease the asset management fee from one-twelfth of 1% to one-twelfth of 0.65% of the amount paid or allocated to acquire the investment excluding acquisition fees and expenses related thereto and the amount of any debt associated with or used to acquire such investment. In the case of investments made through joint ventures, the asset management fee will be determined based on our proportionate share of the underlying investment.
Finance Fee Percentage							0.25%		1.00%
Finance Fee				5,891
Independent Director Compensation			25,000
Additional Director Compensation Paid For Board Meeting			2,500
Additional Director Compensation Paid For Committee Board Meeting			2,000
Additional Director Compensation Paid For Teleconference Board Meeting			1,000
Additional Director Compensation Paid For Teleconference Committee Meeting			1,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total			5,000
Restricted Stock Granted For Reelection To Board			2,500
Asset Management Fees			$ 522,012	$ 315,696
Acquisition And Disposition Fees Percentage	1.50%
Selling Commission Percentage	50.00%		50.00%
Number Of Units In Real Estate Property			1,252		636	192